Segment Information - Schedule of Operational Information by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue:
Operating expenses	$ 5,175,777	$ 4,658,714	$ 4,148,040
Depreciation and, amortization	593,396	350,507	313,413
Operating (loss) profit	(554,281)	232,116	293,644
Interest expense	(299,942)	(212,294)	(183,332)
Interest income	9,041	10,115	13,548
Derivative instruments	(2,164)	(260)	(2,536)
Foreign exchange	(24,190)	(9,220)	(20,163)
Equity method profit	1,524	899	980
Income tax expense	(23,983)	(20,213)	(20,109)
Net (loss) profit for the year	(893,995)	1,143	82,032
Total Assets	7,273,910	7,118,643
Total Liabilities	7,268,743	6,126,182
Reportable Segments [member]
Operating revenue:
External customers	4,621,496	4,890,830	4,441,684
Total operating revenue	4,621,496	4,890,830	4,441,684
Operating expenses	4,111,720	4,269,326	3,834,627
Depreciation, amortization and impairment	1,064,057	389,388
Depreciation and, amortization			313,413
Operating (loss) profit	(554,281)	232,116	293,644
Interest expense	(299,942)	(212,294)	(183,332)
Interest income	9,041	10,115	13,548
Derivative instruments	(2,164)	(260)	(2,536)
Foreign exchange	(24,190)	(9,220)	(20,163)
Equity method profit	1,524	899	980
Income tax expense	(23,983)	(20,213)	(20,109)
Net (loss) profit for the year	(893,995)	1,143	82,032
Total Assets	7,273,910	7,118,643	6,861,396
Total Liabilities	7,268,743	6,126,182	5,521,696
Air Transportation Segments [member] | Reportable Segments [member]
Operating revenue:
External customers	4,284,901	4,577,021	4,167,658
Inter-segment	149,595	148,882	112,037
Total operating revenue	4,434,496	4,725,903	4,279,695
Operating expenses	4,067,372	4,226,414	3,797,456
Depreciation, amortization and impairment	1,061,766	388,960
Depreciation and, amortization			313,314
Operating (loss) profit	(694,642)	110,529	168,925
Interest expense	(263,049)	(182,230)	(174,657)
Interest income	6,741	8,062	11,998
Derivative instruments	(1,892)	567	(2,536)
Foreign exchange	(24,117)	(9,238)	(20,161)
Equity method profit	1,524	899	980
Income tax expense	(24,042)	(20,258)	(19,457)
Net (loss) profit for the year	(999,477)	(91,669)	(34,908)
Total Assets	7,219,611	7,098,272	6,796,848
Total Liabilities	6,522,422	5,426,718	5,082,763
Loyalty Segments [member] | Reportable Segments [member]
Operating revenue:
External customers	336,595	313,809	274,026
Inter-segment	1,856	1,867	4,366
Total operating revenue	338,451	315,676	278,392
Operating expenses	196,116	193,269	156,627
Depreciation, amortization and impairment	11,991	12,976
Depreciation and, amortization			12,876
Operating (loss) profit	130,344	109,431	108,889
Interest expense	(36,893)	(30,064)	(8,675)
Interest income	2,300	2,053	1,550
Derivative instruments	(272)	(827)
Foreign exchange	(73)	18	(2)
Income tax expense	59	45	(652)
Net (loss) profit for the year	95,465	80,656	101,110
Total Assets	243,249	248,937	248,919
Total Liabilities	880,483	862,834	545,951
Elimination of Intersegment Amounts [member] | Reportable Segments [member]
Operating revenue:
Inter-segment	(151,451)	(150,749)	(116,403)
Total operating revenue	(151,451)	(150,749)	(116,403)
Operating expenses	(151,768)	(150,357)	(119,456)
Depreciation, amortization and impairment	(9,700)	(12,548)
Depreciation and, amortization			(12,777)
Operating (loss) profit	10,017	12,156	15,830
Net (loss) profit for the year	10,017	12,156	15,830
Total Assets	(188,950)	(228,566)	(184,371)
Total Liabilities	$ (134,162)	$ (163,370)	$ (107,018)